Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 10,494	£ 11,423
Issuances	1,355	1,523
Redemptions	0	(2,239)
Other	(54)	(213)
Closing balance	£ 11,795	£ 10,494